Consolidated Statement of Cash Flows - EUR (€)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net result	€ (13,228,000)	€ (18,579,000)	€ (46,614,000)	€ (56,746,000)
Adjustments for:
Depreciation	652,000	509,000	2,355,000	2,052,000
Share-based compensation	1,490,000	4,494,000	7,838,000	9,108,000
Other income			(8,423,000)
Financial income and expenses	1,692,000	937,000	3,716,000	(402,000)
Results related to associates	52,000	150,000	322,000	(429,000)
Results related to financial liabilities measured at fair value through profit or loss	(221,000)		84,000
Net foreign exchange gain / (loss)	(206,000)	(79,000)	(340,000)	43,000
Changes in working capital	(1,657,000)	39,000	(5,011,000)	1,783,000
Cash used in operations	(11,426,000)	(12,529,000)	(46,073,000)	(44,591,000)
Corporate income tax paid	(19,000)		(187,000)	(64,000)
Interest received	195,000	582,000	313,000	758,000
Interest paid	(506,000)	(9,000)	(1,113,000)	(73,000)
Net cash used in operating activities	(11,756,000)	(11,956,000)	(47,060,000)	(43,970,000)
Cash flow from investing activities
Purchases of property, plant and equipment	(118,000)	(239,000)	(924,000)	(580,000)
Net cash used in investing activities	(118,000)	(239,000)	(924,000)	(580,000)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		48,550,000		48,550,000
Proceeds from exercise of share options	11,000	27,000	735,000	193,000
Proceeds from borrowings		2,027,000	579,000	2,027,000
Proceeds from convertible loans	249,000		13,791,000	690,000
Repayment of lease liability	(63,000)	(400,000)	(605,000)	(1,261,000)
Net cash generated by/(used in) financing activities	197,000	50,204,000	14,500,000	50,199,000
Net increase/(decrease) in cash and cash equivalents	(11,677,000)	38,009,000	(33,484,000)	5,649,000
Currency effect cash and cash equivalents	(1,332,000)	(851,000)	(2,628,000)	721,000
Cash and cash equivalents, at beginning of the period	88,847,000	74,792,000	111,950,000	105,580,000
Cash and cash equivalents at the end of the period	€ 75,838,000	€ 111,950,000	€ 75,838,000	€ 111,950,000